LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 17, 2020	May 22, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease expenses			$ 13,300	$ 26,480
Gold Leaf, LLC
Operating lease expenses		$ 13,225	33,898	53,126	$ 44,867	$ 0
Deposits		$ 6,500
Kona [Member]
Operating lease expenses	$ 676		$ 1,831	$ 1,831